Stock Incentive Plans - Schedule of Stock Options Valuation Assumptions Using a Black-Scholes Option Pricing Model (Details) - $ / shares	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	70.10%
Expected volatility, minimum		69.20%	68.70%	68.70%	64.60%
Expected volatility, maximum		69.70%	70.10%	70.10%	71.70%
Weighted-average risk-free interest rate, minimum	3.20%	3.45%	1.46%	1.46%	0.50%
Weighted-average risk-free interest rate, maximum	3.66%	4.22%	3.66%	4.16%	1.33%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected term (in years)	6 years 3 months
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)		5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months
Underlying common stock fair value	$ 1.82	$ 0.92	$ 1.78	$ 1.4	$ 4.85
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)		6 years 3 months	6 years 3 months	6 years 3 months	6 years 3 months
Underlying common stock fair value	$ 2.82	$ 1.6	$ 4.17	$ 4.17	$ 13.91